Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,478,842.44

Principal:
Principal Collections	$16,720,856.02
Prepayments in Full	$10,430,279.55
Liquidation Proceeds	$438,917.94
Recoveries	$11,321.16
Sub Total	$27,601,374.67
Collections	$30,080,217.11

Purchase Amounts:
Purchase Amounts Related to Principal	$184,673.46
Purchase Amounts Related to Interest	$1,083.20
Sub Total	$185,756.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,265,973.77

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$30,265,973.77
Servicing Fee	$558,252.04	$558,252.04	$0.00	$0.00	$29,707,721.73
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,707,721.73
Interest - Class A-2 Notes	$4,349.45	$4,349.45	$0.00	$0.00	$29,703,372.28
Interest - Class A-3 Notes	$271,034.17	$271,034.17	$0.00	$0.00	$29,432,338.11
Interest - Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$29,168,351.86
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,168,351.86
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$29,102,029.19
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,102,029.19
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$29,053,362.69
Third Priority Principal Payment	$3,101,280.06	$3,101,280.06	$0.00	$0.00	$25,952,082.63
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$25,892,456.88
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,892,456.88
Regular Principal Payment	$22,290,000.00	$22,290,000.00	$0.00	$0.00	$3,602,456.88
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,602,456.88
Residuel Released to Depositor	$0.00	$3,602,456.88	$0.00	$0.00	$0.00
Total		$30,265,973.77

Principal Payment:
First Priority Principal Payment					$0.00
First Priority Principal Payment					$0.00
First Priority Principal Payment					$3,101,280.06
First Priority Principal Payment					$22,290,000.00
Total					$25,391,280.06
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$8,418,285.47	$30.41	$4,349.45	$0.02	$8,422,634.92	$30.43
Class A-3 Notes	$16,972,994.59	$50.62	$271,034.17	$0.81	$17,244,028.76	$51.43
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$25,391,280.06	$22.33	$713,984.79	$0.63	$26,105,264.85	$22.96

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$8,418,285.47	0.0304129	$0.00	0.0000000
Class A-3 Notes	$335,300,000.00	1.0000000	$318,327,005.41	0.9493797
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$613,728,285.47	0.5397264	$588,337,005.41	0.5173967

Pool Information
Weighted Average APR	4.507%	4.499%
Weighted Average Remaining Term	43.31	42.49
Number of Receivables Outstanding	37,355	36,489
Pool Balance	$669,902,450.36	$642,016,773.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$613,728,285.47	$588,337,005.41
Pool Factor	0.5495183	0.5266437

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$53,679,768.45
Targeted Overcollateralization Amount	$53,679,768.45
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$53,679,768.45

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	17

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		95	$110,949.53
(Recoveries)		58	$11,321.16
Net Losses for Current Collection Period			$99,628.37
Cumulative Net Losses Last Collection Period			$4,218,816.26
Cumulative Net Losses for all Collection Periods			$4,318,444.63

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.18%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.53%	495	$9,796,433.51
61-90 Days Delinquent	0.19%	60	$1,213,182.72
91-120 Days Delinquent	0.06%	17	$392,612.75
Over 120 Days Delinquent	0.07%	22	$446,875.56
Total Delinquent Receivables	1.85%	594	$11,849,104.54

Repossession Inventory:
Repossessed in the Current Collection Period		32	$682,320.72
Total Repossessed Inventory		32	$746,548.81

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5706%
Preceding Collection Period			0.3500%
Current Collection Period			0.1823%
Three Month Average			0.3676%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1857%
Preceding Collection Period			0.2061%
Current Collection Period			0.2713%
Three Month Average			0.2210%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer